FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six-month period ending:     /  /     (a)
                   Or fiscal year ending:   12/31/06   (b)


Is this a transition report?: (Y/N)                       N


Is this an amendment to a previous filing? (Y/N)          N


Those items or sub-items with a box after the item number should be completed only if the answer has changed from the previous filing on this form.


1.A.Registrant Name:  MONY AMERICA VARIABLE ACCOUNT L
  B.File Number: 811- 04234
  C.Telephone Number: 212-554-1234



2.A.Street: 1290 Avenue of the Americas
  B.City: New York        C.State: NY    D.Zip: 10104
  E.Foreign Country:




3.Is this the first filing on this form by Registrant? (Y/N) N



4.Is this the Last filing on this form by Registrant? (Y/N) N



5.Is Registrant a small business investment company (SBIC)? (Y/N) N



6.Is Registrant a unit investment trust (UIT)? (Y/N) Y [If answer is "Y" (Yes) complete only items 111 through 132.]



7.A.Is Registrant a series or multiple portfolios company? (Y/N) Y [If answer is "N" (No), go to item 8.]
  B.How many separate series or portfolios did Registrant have at the end of the period? 115


PAGE NUMBER: 01

For period ending   12/31/06

File number 811 - 04234


                             UNIT INVESTMENT TRUST

111.A.Depositor Name:  MONY LIFE INSURANCE COMPANY OF AMERICA
    B.File Number (If any):
    C.City: New York   State: NY     Zip Code: 10104
           Foreign Country:               Foreign Postal Code:

111.A.Depositor Name:
    B.File Number (If any):
    C.City:            State:        Zip Code:
    Foreign Country:                 Foreign Postal Code:

112.A.Sponsor Name:   MONY Life Insurance Company Of America
    B.File Number (If any):
    C.City:  New York   State:    NY      Zip Code:   10104
    Foreign Country:                Foreign Postal Code:

112.A.Sponsor Name:
    B.File Number (If any):
    C.City:          State:          Zip Code:
    Foreign Country:                Foreign Postal Code:


PAGE NUMBER: 47

For period ending   12/31/06

File number 811- 04234


113.A.Trustee Name:
    B.City:          State:          Zip Code:
    Foreign Country:               Foreign Postal Code:


113.A.Trustee Name:
    B.City:          State:          Zip Code:
    Foreign Country:               Foreign Postal Code:


114.A.Principal Underwriter Name: AXA Advisors, LLC
    B.File Number: 8- 17883
    C.City:  New York        State: NY    Zip Code: 10104
    Foreign Country:               Foreign Postal Code:

114.A.Principal Underwriter Name: AXA Distributors, LLC
    B.File Number: 8- 42123
    C.City: New York   State: NY   Zip Code: 10104
    Foreign Country:               Foreign Postal Code:

115.A.Independent Public Accountant Name: PricewaterhouseCoopers LLP
    B.City: New York   State: NY  Zip Code: 10017
    Foreign Country:               Foreign Postal Code:


115.A.Independent Public Accountant Name:
    B.City:            State:     Zip Code:
    Foreign Country:               Foreign Postal Code:


PAGE NUMBER: 48

For period ending   12/31/06

File number 811-04234



116.Family of investment companies information:
  A.Is Registrant part of a family of investment companies? (Y/N) N

  B.Identify the family in 10 letters_  _  _  _  _  _  _  _  _   _

(NOTE: In filing this information, use this identification consistently for all investment companies in family.
This designation is for purposes of this form only.)

117.A.Is Registrant a separate account of an insurance company? (Y/N) Y If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant.

B.Variable annuity contracts? (Y/N) N
C.Scheduled premium variable life contracts? (Y/N)  N
D.Flexible premium variable life contracts? (Y/N)   Y
E.Other types of insurance products registered under the Securities Act of 1933? (Y/N) N


118.State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933. 115

119.State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period. 50

120.State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) $ 0

121.State the number of series for which a current prospectus was in existence at the end of the period. 115

122.State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period. 5


PAGE NUMBER: 49

For period ending  12/31/06

File number 811-04234

123.State the total value of the additional units considered in answering item 122($000's omitted)  $ 4,839

124.State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $ 0

125.State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series Registrant ($000's omitted) $ 0

126.Of the amount shown in item 125, state the total dollar amount of sales loads collected form secondary market operations in Registrant's unit's (include the sales loads, if any, collected on units of prior series placed in the portfolio of a subsequent series.)
$000's omitted) $ 0

127.List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any:

                                             Number        Total Assets       Total Income
                                             Series          ($000's         Distributions
                                            Investing         omitted)       ($000's omitted)

A.U.S. Treasury direct issue                   ___            $_____             $ ____
B.U.S. Government agency                       ___            $_____             $ ____
C.State and municipal tax-free                 ___            $_____             $ ____
D.Public utility debt                          ___            $_____             $ ____
E.Brokers or dealers debt or debt of
brokers' or dealers' parent                    ___            $_____             $ ____
F.All other corporate intermed. &
long-term debt                                 ___            $_____             $ ____
G.All other corporate short-term debt          ___            $_____             $ ____
H.Equity securities of brokers or dealers
or parents of brokers or dealers               ___            $_____             $ ____
I.Investment company equity securities         ___            $___               $ ____
J.All other equity securities                  115            $902,584           $ ____
K.Other securities                             ___            $___               $ ____
L.Total assets of all series of registrant     115            $902,584           $ ____



PAGE NUMBER: 50

For period ending   12/31/06

File number 811-04234


128.Is the timely payment of principal and interest on any of the portfolio securities held by any of the Registrant's series at the current period insured or guaranteed by an entity other than the issuer? (Y/N) N
                     [If the answer is "N" (No). go to item 131.]

129.Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

[If the answer is "N" (No). go to item 131.]

130.In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified item 129 derived from insurance or guarantees? (Y/N)
                     [If the answer is "N" (No). go to item 131.]

131.Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $ 0

132.List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filling:




811-04234_      811-______        811-______       811-______        811-______

811-______      811-______        811-______       811-______        811-______

811-______      811-______        811-______       811-______        811-______

811-______      811-______        811-______       811-______        811-______

811-______      811-______        811-______       811-______        811-______

811-______      811-______        811-______       811-______        811-______

811-______      811-______        811-______       811-______        811-______

811-______      811-______        811-______       811-______        811-______

811-______      811-______        811-______       811-______        811-______


PAGE NUMBER: 51

This report is signed on behalf of the Registrant in the City and State of New York on the 27th day of February, 2007.

MONY America Variable Account L

Witness:   /s/ John Kirnon                By:  /s/ Rosemarie Albrizio
           ---------------                     ----------------------
           John Kirnon                         Rosemarie Albrizio
           Director                            Vice President

PAGE NUMBER: 52